SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 30, 2024	Dec. 05, 2022
Platform Operator, Crypto Asset [Line Items]
Allowance for doubtful accounts	$ 40,000	$ 209,690
Property plant and equipment, useful life	5 years
Investment at cost			$ 16,500,000	$ 500,000
Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Recognized derivative expense	$ 14,119,784	8,995,962
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value of contingent consideration	0	418,455
Investment at cost	$ 16,500,000	$ 0